Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Assets:
Call loans and bills bought	¥ 2,465,745	¥ 1,881,880	¥ 1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703	8,491,703
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Investment securities:
Debt instruments at amortized cost	318,914
Held-to-maturity investments			372,459
Debt instruments at fair value through other comprehensive income	13,333,221
Available-for-sale financial assets			20,122,616
Equity instruments at fair value through other comprehensive income	4,172,892
Loans and advances	90,682,938	84,805,192	85,129,070
Other financial assets	3,609,129		3,598,642
Liabilities:
Deposits	134,404,652	128,461,527	128,461,527
Call money and bills sold	1,307,779	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	12,887,249	12,022,593	12,022,593
Borrowings	12,167,858	10,652,481	10,652,481
Debt securities in issue	11,171,209	¥ 10,569,117	10,569,117
Other financial liabilities	5,596,513		6,691,042
Not later than one year [member]
Assets:
Call loans and bills bought	2,416,538		1,802,317
Reverse repurchase agreements and cash collateral on securities borrowed	10,273,844		8,418,341
Financial assets at fair value through profit or loss	871,333		205,525
Investment securities:
Debt instruments at amortized cost	46,912
Held-to-maturity investments			92,033
Debt instruments at fair value through other comprehensive income	2,381,961
Available-for-sale financial assets			5,034,184
Loans and advances	31,176,468		29,469,067
Other financial assets	3,507,199		3,490,685
Liabilities:
Deposits	129,647,380		123,901,761
Call money and bills sold	1,307,779		1,190,929
Repurchase agreements and cash collateral on securities lent	12,887,249		12,022,593
Borrowings	8,713,483		7,264,455
Debt securities in issue	3,521,706		3,356,401
Other financial liabilities	5,593,895		6,687,889
More than twelve months [Member]
Assets:
Call loans and bills bought	49,207		79,563
Reverse repurchase agreements and cash collateral on securities borrowed	72,150		73,362
Financial assets at fair value through profit or loss	1,770,083		1,342,147
Investment securities:
Debt instruments at amortized cost	272,002
Held-to-maturity investments			280,426
Debt instruments at fair value through other comprehensive income	10,951,260
Available-for-sale financial assets			15,088,432
Equity instruments at fair value through other comprehensive income	4,172,892
Loans and advances	59,506,470		55,660,003
Other financial assets	101,930		107,957
Liabilities:
Deposits	4,757,272		4,559,766
Borrowings	3,454,375		3,388,026
Debt securities in issue	7,649,503		7,212,716
Other financial liabilities	¥ 2,618		¥ 3,153